CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating and formation costs	$ 1,586,799	$ 275,269
Loss from operations	(1,586,799)	(275,269)
Other (expense) income:
Interest earned on marketable securities held in Trust Account	30,338	676,375
Change in fair value of convertible promissory note ? related party	(850,000)
Change in fair value of Promissory Note	(850,000)
Change in fair value of warrant liability	(8,877,600)	(411,000)
Other (expense) income, net	(9,697,262)	265,375
Net loss	(11,284,061)	$ (9,894)
Earnings/Basic and Diluted Ordinary Shares		$ (0.19)
Redeemable Ordinary Shares
Other (expense) income:
Interest earned on marketable securities held in Trust Account	$ 30,338	$ 676,375
Weighted average shares outstanding of ordinary shares	13,800,000	13,800,000
Earnings/Basic and Diluted Ordinary Shares		$ 0.05
Non-Redeemable Ordinary Shares
Other (expense) income:
Net loss	$ (11,284,061)	$ (9,894)
Weighted average shares outstanding of ordinary shares	3,600,000	3,600,000
Earnings/Basic and Diluted Ordinary Shares	$ (3.14)	$ (0.19)